Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment for share repurchase (i)	$ 104,201	[1]	$ 0
Prepaid expenses and other receivables	46,266		19,921
Advance to suppliers	34,238		15,577
Prepayment related to investments (ii)	29,704	[2]	12,325	[2]
Interest receivable	5,314		3,219
Receivables related to share options (iii)	1,473	[3]	29,496	[3]
Prepaid expenses and other current assets	$ 221,196		$ 80,538

[1]	The board of directors of the Group approved a $200 million share repurchase program in October 2014. As of December 31, 2014, the Company prepaid $104 million for the repurchase of shares. The Company completed the share repurchase program in February 2015.
[2]	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.
[3]	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.